INVESTMENT SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
6. INVESTMENT SECURITIES
The following is a summary of the Bank’s investment securities portfolio as of September 30, 2013 and December 31, 2012 (000’s omitted):

	Held to Maturity September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	$31,381	$618	$(352)	$31,647
Corporate Debt Securities	500	—	—	500
	$31,881	$618	$(352)	$32,147

	Available for Sale September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$271,737	$1,708	$(8,771)	$264,674
Mortgage Backed Securities issued by U.S. Government Agencies	102,497	1,284	(1,235)	102,546
Obligations of States and Political Subdivisions	15,519	314	(121)	15,712
Trust Preferred CDO Securities	9,513	—	(3,652)	5,861
Corporate Debt Securities	11,967	135	(32)	12,070
Equity Securities	2,580	78	(81)	2,577
	$413,813	$3,519	$(13,892)	$403,440

	Held to Maturity December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	$38,286	$1,380	$(36)	$39,630
Corporate Debt Securities	500	—	—	500
	$38,786	$1,380	$(36)	$40,130

	Available for Sale December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$222,099	$3,442	$(90)	$225,451
Mortgage Backed Securities issued by U.S. Government Agencies	127,082	2,826	(90)	129,818
Obligations of States and Political Subdivisions	17,804	630	(64)	18,370
Trust Preferred CDO Securities	9,525	—	(4,119)	5,406
Corporate Debt Securities	11,961	156	(40)	12,077
Equity Securities	2,580	173	(108)	2,645
	$391,051	$7,227	$(4,511)	$393,767
The amortized cost and estimated market values of securities by contractual maturity as of September 30, 2013 are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Contractual maturity in
1 year or less	$3,560	$3,586	$1,401	$1,406
After 1 year through five years	13,178	13,397	65,780	65,479
After 5 years through 10 years	11,088	11,108	223,767	217,766
After 10 years	4,055	4,056	17,788	13,666
Total	31,881	32,147	308,736	298,317
Mortgage Backed Securities	—	—	102,497	102,546
Securities with no stated maturity	—	—	2,580	2,577
Total	$31,881	$32,147	$413,813	$403,440
The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and Management determines that the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before a recovery of their amortized costs bases, which may be maturity. The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses (in thousands), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2013 and December 31, 2012.

	September 30, 2013
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$209,712	$8,771	$—	$—	$209,712	$8,771
Mortgage Backed Securities issued by U.S. Government Agencies	52,167	1,096	7,233	139	59,400	1,235
Obligations of States and Political Subdivisions	14,070	409	2,675	64	16,745	473
Trust Preferred CDO Securities	—	—	5,861	3,652	5,861	3,652
Corporate Debt Securities	1,970	32	—	—	1,970	32
Equity Securities	—	—	459	81	459	81
	$27,919	$10,308	$16,228	$3,936	$294,147	$14,244

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$29,499	$89	$1,111	$1	$30,610	$90
Mortgage Backed Securities issued by U.S. Government Agencies	22,217	90	—	—	22,217	90
Obligations of States and Political Subdivisions	7,801	90	1,540	10	9,341	100
Trust Preferred CDO Securities	—	—	5,406	4,119	5,406	4,119
Corporate Debt Securities	1,960	40	—	—	1,960	40
Equity Securities	—	—	432	108	432	108
	$61,477	$309	$8,489	$4,238	$69,966	$4,547
The amount of investment securities issued by government agencies, states, and political subdivisions with unrealized losses and the amount of unrealized losses on those investment securities are primarily the result of market interest rates and not the result of the credit quality of the issuers of the securities. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at September 30, 2013. As of September 30, 2013 and December 31, 2012, there were 178 and 42 securities in an unrealized loss position, respectively.
The Trust Preferred CDO Securities consist of three pooled trust Preferred Collateralized Debt Obligations (CDOs). These CDOs are debt securities issued by special purpose entities that own trust preferred stock issued by banks and insurance companies. The trust preferred stock owned by the special purpose entities is the collateral that backs the debt securities we own. The three pooled CDOs that we own have each been in an unrealized loss position for more than 12 months. These securities have final maturity dates of 2033, 2035, and 2037. The main reasons for the impairment are the overall decline in market values for financial industry securities and the lack of an active market for these types of securities in particular.
To determine whether or not the impairment is other-than-temporary, the Company utilizes a third party valuation service to conduct a fair value analysis of each individual security. The other-than-temporary-impairment analysis of each of the CDO securities owned by the Company is conducted by projecting the expected cash flows from the security, discounting the cash flows to determine the present value of the cash flows, and comparing the present value to the amortized cost to determine if there is impairment. The cash flow projection for each security is developed using estimated prepayment speeds, estimated rates at which payments will be deferred, estimated rates at which issuers will default, and the severity of the losses on the securities which default. Prepayment estimates are negatively impacted by the lack of an active market for issuers to refinance their trust preferred securities; however, prepayment of trust preferred securities is expected to increase due to recent restrictions on the treatment of trust preferred debt as regulatory capital.
The size and creditworthiness of each institution in the CDO pool are the most significant pieces of evidence in estimating prepayment speeds. Deferral and default rates are the key drivers of the cash flow projections for each of the securities. Deferral of interest payments is allowed for up to five years, and estimates of deferral rates are determined by examining the current deferral status of the issuers, the current financial condition of the issuers, and the historical deferral levels of the issuers in each CDO pool. Key evidence examined includes whether or not an issuer has received TARP funding, the most recent credit ratings from outside services, stock price information, capitalization, asset quality, profitability, and liquidity. The most significant evidence in estimating deferrals is the comparison of key financial ratios to industry benchmarks. Near term (next 12 months) deferral rates are estimated for each security by analyzing the credit characteristics of each individual issuer in the pool. When an issuer is expected to defer interest payments, the analysis assumes that the deferral will continue for the entire five year period allowed and then, depending on the individual credit characteristics of that issuer, begin performing or move to default. Longer term annual default rates for each CDO are estimated using the credit analysis of each individual issuer compared to industry benchmarks to modify the historical default rates of financial companies. Finally, loss severity is estimated using analytical research provided by Standard and Poor’s and Moody’s, which supports the assumption that a small percentage of defaulted trust preferred securities recover without loss. The projected cash flows are discounted using the contractual rate of each security.
In the Other-Than-Temporary-Impairment (OTTI) analysis of our CDO securities as of December 31, 2009, it was expected that there would be cash flow disruptions on two of the CDOs we own. These credit losses were recorded through a charge to earnings in 2009. In subsequent analyses in 2010, 2011, 2012, and 2013 the expectation of a disruption of cash flows diminished on both of these CDO securities, with one of the securities no longer expected to experience a disruption of cash flow. The present value of the expected cash flows is at least as great as the amortized costs bases following the charges to earnings recorded in 2009, therefore no additional charges to earnings have been recorded.

(3) Investment Securities

The following is a summary of the Bank’s investment securities portfolio as of December 31, 2012 and 2011 (000s omitted):

	Held to Maturity December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	38,286	1,380	(36)	39,630
Corporate Debt Securities	500	—	—	500
	$38,786	$1,380	$(36)	$40,130

	Held to Maturity December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	35,364	688	(240)	35,812
	$35,364	$688	$(240)	$35,812

	Available for Sale December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$222,099	$3,442	$(90)	$225,451
Mortgage Backed Securities issued by U.S. Government Agencies	127,082	2,826	(90)	129,818
Obligations of States and Political Subdivisions	17,804	630	(64)	18,370
Trust Preferred CDO Securities	9,525	—	(4,119)	5,406
Corporate Debt Securities	11,961	156	(40)	12,077
Other Securities	2,580	173	(108)	2,645
	$391,051	$7,227	$(4,511)	$393,767

	Available for Sale December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$161,483	$4,071	$(22)	$165,532
Mortgage Backed Securities issued by U.S. Government Agencies	156,883	3,320	(35)	160,168
Obligations of States and Political Subdivisions	14,616	567	(5)	15,178
Trust Preferred CDO Securities	9,542	—	(4,075)	5,467
Corporate Debt Securities	6,070	—	(91)	5,979
Other Securities	2,567	156	(148)	2,575
	$351,161	$8,114	$(4,376)	$354,899
The amortized cost, estimated market value, and weighted average yield of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties (000s omitted).

	Held to Maturity			Available for Sale
	Amortized Cost	Estimated Market Value	Weighted Average Yield	Amortized Cost	Estimated Market Value	Weighted Average Yield
Maturing within
1 year	$15,302	$15,325	1.36%	$1,699	$1,706	2.09%
1 through 5 years	10,104	10,389	3.22%	44,948	45,217	1.44%
6 through 10 years	8,865	9,370	4.07%	197,604	201,275	1.77%
Over 10 years	4,515	5,046	4.51%	17,138	13,106	1.33%
Total	38,786	40,130	2.83%	261,389	261,304	1.69%
Mortgage Backed Securities	—	—	0.00%	127,082	129,818	3.02%
Securities with no stated maturity	—	—	0.00%	2,580	2,645	0.00%
Total	$38,786	$40,130	2.83%	$391,051	$393,767	2.11%
The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and management determines that the Company has the intent and ability to hold the investment for a period of time sufficient to allow for an anticipated recovery in the market value. The fair values of investments with an amortized cost in excess of their fair values at December 31, 2012 and December 31, 2011 are as follows (000s omitted):

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$29,499	$89	$1,111	$1	$30,610	$90
Mortgage Backed Securities issued by U.S. Government Agencies	22,217	90	—	—	22,217	90
Obligations of States and Political Subdivisions	7,801	90	1,540	10	9,341	100
Trust Preferred CDO Securities	—	—	5,406	4,119	5,406	4,119
Corporate Debt Securities	1,960	40	—	—	1,960	40
Equity Securities	—	—	432	108	432	108
	$61,477	$309	$8,489	$4,238	$69,966	$4,547

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$14,729	$22	$—	$—	$14,729	$22
Mortgage Backed Securities issued by U.S. Government Agencies	26,453	35	—	—	26,453	35
Obligations of States and Political Subdivisions	12,766	239	1,261	6	14,027	245
Trust Preferred CDO Securities	—	—	5,467	4,075	5,467	4,075
Corporate Debt Securities	5,979	91	—	—	5,979	91
Equity Securities	—	—	392	148	392	148
	$59,927	$387	$7,120	$4,229	$67,047	$4,616
The amount of investment securities issued by government agencies, states, and political subdivisions with unrealized losses and the amount of unrealized losses on those investment securities are primarily the result of market interest rates and not the result of the credit quality of the issuers of the securities. The company has the ability and intent to hold these securities until recovery, which may be until maturity. The fair value of these securities is expected to recover as the securities approach maturity. As of December 31, 2012 and December 31, 2011, there were 42 and 66 securities in an unrealized loss position, respectively.
The Trust Preferred CDO Securities consist of three pooled trust Preferred Collateralized Debt Obligations (CDOs). These CDOs are debt securities issued by special purpose entities that own trust preferred stock issued by banks and insurance companies. The trust preferred stock owned by the special purpose entities is the collateral that backs the debt securities we own. The three pooled CDOs that we own have each been in an unrealized loss position for more than 12 months. These securities have final maturity dates of 2033, 2035, and 2037. The main reasons for the impairment are the overall decline in market values for financial industry securities and the lack of an active market for these types of securities in particular.
To determine whether or not the impairment is other-than-temporary, the Company utilizes a third party valuation service to conduct a fair value analysis of each individual security. The other-than-temporary-impairment analysis of each of the CDO securities owned by the Company is conducted by projecting the expected cash flows from the security, discounting the cash flows to determine the present value of the cash flows, and comparing the present value to the amortized cost to determine if there is impairment. The cash flow projection for each security is developed using estimated prepayment speeds, estimated rates at which payments will be deferred, estimated rates at which issuers will default, and the severity of the losses on the securities which default. Prepayment estimates are negatively impacted by the lack of an active market for issuers to refinance their trust preferred securities; however, prepayment of trust preferred securities is expected to increase prepayment due to recent restrictions on the treatment of trust preferred debt as regulatory capital.
The size and creditworthiness of each institution in the CDO pool are the most significant pieces of evidence in estimating prepayment speeds. Deferral and default rates are the key drivers of the cash flow projections for each of the securities. Deferral of interest payments is allowed for up to five years, and estimates of deferral rates are determined by examining the current deferral status of the issuers, the current financial condition of the issuers, and the historical deferral levels of the issuers in each CDO pool. Key evidence examined includes whether or not an issuer has received TARP funding, the most recent credit ratings from outside services, stock price information, capitalization, asset quality, profitability, and liquidity. The most significant evidence in estimating deferrals is the comparison of key financial ratios to industry benchmarks. Near term (next 12 months) deferral rates are estimated for each security by analyzing the credit characteristics of each individual issuer in the pool. When an issuer is expected to defer interest payments, the analysis assumes that the deferral will continue for the entire five year period allowed and then, depending on the individual credit characteristics of that issuer, begin performing or move to default. Longer term annual default rates for each CDO are estimated using the credit analysis of each individual issuer compared industry benchmarks to modify the historical default rates of financial companies. Finally, loss severity is estimated using analytical research provided by Standard and Poor’s and Moody’s, which supports the assumption that a small percentage of defaulted trust preferred securities recover without loss. The projected cash flows are discounted using the contractual rate of each security.
In the Other-Than-Temporary-Impairment (OTTI) analysis of our CDO securities as of December 31, 2009, it was expected that there would be cash flow disruptions on two of the CDOs we own. These credit losses were recorded through a charge to earnings in 2009. In subsequent analyses in 2010, 2011, and 2012, the expectation of a disruption of cash flows diminished on both of these CDO securities, with one of the securities no longer expected to experience a disruption of cash flow. The present value of the expected cash flows is at least as great as the amortized costs bases following the charges to earnings recorded in 2009, so no additional charges to earnings have been recorded.
Investment securities carried at $138,041,000 and $138,331,000 were pledged or set aside to secure borrowings, public and trust deposits, and for other purposes required by law at December 31, 2012 and December 31, 2011, respectively.
At December 31, 2012, Obligations of U. S. Government Agencies included securities issued by the Federal Home Loan Banks with an estimated market value of $103,023,000 and Mortgage Backed Securities issued by U. S. Government Agencies included securities issued by the Government National Mortgage Association with an estimated market value of $129,820,000. At December 31, 2011, Obligations of U.S. Government Agencies included securities issued by the Federal Home Loan Banks with an estimated market value of $121,153,000 and Mortgage Backed Securities issued by U. S. Government Agencies included securities issued by the Government National Mortgage Association of $160,168,000.
For the years ended December 31, 2012, 2011, and 2010, proceeds from sales of securities amounted to $53,034,000, $10,365,000, and $162,252,000, respectively. Gross realized gains amounted to $1,546,000, $1,086,000, and $3,378,000, respectively. Gross realized losses amounted to $266,000, $2,000, and $118,000, respectively. The tax provision applicable to these net realized gains and losses amounted to $435,000, $368,000, and $1,109,000, respectively.
On April 27, 2010 the Bank sold an Obligation of States and Political Subdivisions investment security that was classified as Held to Maturity. The security sold had a par value of $150,000 and an amortized cost of $151,000. The security was sold for $150,000, resulting in a loss of $1,000 on the sale. The security was sold after being downgraded by a rating agency following the issuer’s failure to meet debt service coverage requirements.